Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investments
September 30, 2019 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Asset-Backed			Agency Commercial Mortgage-Backed
Security - 0.00%			Securities - 0.34%
Fannie Mae Grantor Trust			FREMF Mortgage Trust
Series 2003-T4 2A5			Series 2011-K15 B 144A
4.675% 9/26/33 •	11,664	$13,119	5.129% 8/25/44 #•	125,000	$130,586
Total Agency Asset-Backed Security			Series 2012-K22 B 144A
(cost $11,570)		13,119	3.812% 8/25/45 #•	1,115,000	1,156,767
			Series 2013-K712 B 144A
Agency Collateralized Mortgage			3.401% 5/25/45 #•	625,000	624,343
Obligations - 0.45%			Series 2014-K717 B 144A
Fannie Mae Connecticut Avenue			3.754% 11/25/47 #•	635,000	650,714
Securities			Series 2014-K717 C 144A
Series 2017-C01 1M1 3.318%			3.754% 11/25/47 #•	215,000	218,813
(LIBOR01M + 1.30%) 7/25/29 •	199,605	200,013	Series 2016-K722 B 144A
Fannie Mae Grantor Trust			3.973% 7/25/49 #•	535,000	558,442
Series 2001-T5 A2 6.98% 6/19/41 •	9,929	11,285	NCUA Guaranteed Notes Trust
FDIC Guaranteed Notes Trust			Series 2011-C1 2A 2.587%
Series 2010-S2 1A 144A 2.612%			(LIBOR01M + 0.53%, Cap 8.00%,
(LIBOR01M + 0.50%, Cap 10.00%,			Floor 0.53%) 3/9/21 •	1,297,749	1,292,312
Floor 0.45%) 11/29/37 #•	1,040,354	1,039,546	Total Agency Commercial
Freddie Mac REMICs			Mortgage-Backed Securities
Series 3067 FA 2.378% (LIBOR01M +			(cost $4,607,376)		4,631,977
0.35%, Cap 7.00%, Floor 0.35%)
11/15/35 •	587,814	587,338	Agency Mortgage-Backed
Series 3800 AF 2.528% (LIBOR01M +			Securities - 16.30%
0.50%, Cap 7.00%, Floor 0.50%)			Fannie Mae ARM
2/15/41 •	1,163,299	1,169,689	3.96% (LIBOR12M + 1.593%, Cap
Freddie Mac Structured Agency Credit			9.808%, Floor 1.593%) 9/1/38 •	117,708	122,213
Risk Debt Notes			4.141% (LIBOR12M + 1.593%, Cap
Series 2015-DNA3 M2 4.868%			11.209%, Floor 1.593%) 8/1/36 •	6,298	6,610
(LIBOR01M + 2.85%) 4/25/28 •	319,295	322,424	4.203% (LIBOR12M + 1.552%, Cap
Series 2016-DNA3 M2 4.018%			9.623%, Floor 1.552%) 8/1/34 •	4,520	4,716
(LIBOR01M + 2.00%) 12/25/28 •	133,808	134,160	4.424% (LIBOR12M + 1.799%, Cap
Series 2016-DNA4 M2 3.318%			11.328%, Floor 1.799%) 7/1/36 •	8,314	8,692
(LIBOR01M + 1.30%, Floor 1.30%)			4.467% (LIBOR12M + 1.678%, Cap
3/25/29 •	311,903	312,716	11.207%, Floor 1.678%) 6/1/36 •	4,559	4,790
Series 2017-DNA3 M2 4.518%			4.469% (LIBOR12M + 1.83%, Cap
(LIBOR01M + 2.50%) 3/25/30 •	450,000	459,608	10.159%, Floor 1.83%) 8/1/35 •	1,462	1,538
Series 2017-HQA2 M2AS 3.068%			4.484% (LIBOR12M + 1.859%, Cap
(LIBOR01M + 1.05%) 12/25/29 •	1,000,000	986,111	10.109%, Floor 1.859%) 7/1/36 •	1,721	1,815
Freddie Mac Structured Pass Through			4.586% (H15T1Y + 2.142%, Cap
Certificates			9.908%, Floor 2.142%) 12/1/33 •	3,822	4,068
Series T-54 2A 6.50% 2/25/43 ◆	644	774	4.754% (LIBOR12M + 1.754%, Cap
Series T-58 2A 6.50% 9/25/43 ◆	13,352	15,212	11.211%, Floor 1.754%) 4/1/36 •	2,611	2,729
NCUA Guaranteed Notes Trust			Fannie Mae S. F. 30 yr
Series 2011-R2 1A 2.457%			4.50% 11/1/39	476,884	522,221
(LIBOR01M + 0.40%, Cap 8.00%,			4.50% 7/1/40	485,205	529,846
Floor 0.40%) 2/6/20 •	738,403	738,404	4.50% 8/1/41	1,178,146	1,294,663
			4.50% 2/1/46	14,579,070	15,794,082
Total Agency Collateralized Mortgage			4.50% 5/1/46	1,013,000	1,096,726
Obligations (cost $5,965,648)		5,977,280	4.50% 11/1/47	12,155,960	13,159,121
			4.50% 4/1/48	5,560,000	6,019,495

NQ-VIP- 862 [9/19] 11/19 (1005299) Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Mortgage-Backed			Corporate Bonds (continued)
Securities (continued)			Banking (continued)
Fannie Mae S. F. 30 yr			Citibank
4.50% 12/1/48	8,677,732	$ 9,155,304	3.165% 2/19/22 µ	8,670,000	$8,788,365
5.00% 6/1/44	1,115,926	1,238,169	3.40% 7/23/21	2,170,000	2,223,288
5.00% 7/1/47	3,950,272	4,353,410	Citizens Bank
5.00% 8/1/48	29,947,814	32,520,446	2.45% 12/4/19	5,065,000	5,065,596
5.00% 12/1/48	27,153,505	29,428,849	2.895% (LIBOR03M + 0.72%)
5.50% 5/1/44	52,715,462	59,539,685	2/14/22 •	7,515,000	7,540,545
5.50% 8/1/48	1,055,290	1,163,789	Citizens Financial Group 2.85% 7/27/26 .	4,550,000	4,599,936
6.00% 6/1/41	2,293,380	2,639,067	Commonwealth Bank of Australia
6.00% 7/1/41	10,653,713	12,262,273	2.40% 11/2/20	8,600,000	8,644,219
6.00% 1/1/42	2,006,350	2,308,921	Credit Suisse Group
Freddie Mac ARM			144A 2.593% 9/11/25 #µ	2,005,000	1,987,505
4.51% (LIBOR12M + 1.885%, Cap			144A 4.207% 6/12/24 #µ	2,935,000	3,093,107
10.097%) 7/1/38 •	88,522	92,609	144A 7.25%#µy	2,425,000	2,596,823
4.555% (LIBOR12M + 1.93%, Cap			Credit Suisse Group Funding Guernsey
10.015%) 8/1/38 •	2,120	2,186	3.80% 6/9/23	1,640,000	1,713,611
4.65% (LIBOR12M + 1.775%, Cap			Fifth Third Bancorp 3.65% 1/25/24	1,500,000	1,582,325
11.228%) 10/1/37 •	33,788	35,448	Goldman Sachs Group 6.00% 6/15/20	7,860,000	8,069,369
Freddie Mac S. F. 30 yr			Huntington Bancshares 2.30% 1/14/22	2,670,000	2,685,428
4.50% 5/1/40	2,865,289	3,149,778	Huntington National Bank
4.50% 3/1/42	790,982	857,558	2.50% 8/7/22	1,400,000	1,414,927
4.50% 7/1/45	1,603,044	1,737,787	3.125% 4/1/22	3,810,000	3,902,887
5.00% 12/1/44	2,962,996	3,273,996	JPMorgan Chase & Co.
5.50% 6/1/41	2,073,913	2,341,932	4.023% 12/5/24 µ	13,570,000	14,483,287
5.50% 9/1/41	3,619,122	4,087,992	5.00%µy	2,535,000	2,607,881
6.00% 7/1/40	5,909,859	6,801,382	KeyBank
GNMA II S. F. 30 yr			2.30% 9/14/22	1,245,000	1,251,792
5.00% 9/20/46	518,640	573,540	2.40% 6/9/22	495,000	499,310
5.50% 5/20/37	149,181	167,572	Lloyds Banking Group
6.00% 2/20/39	156,370	175,305	2.907% 11/7/23 µ	3,325,000	3,333,309
6.00% 10/20/39	629,928	696,951	Morgan Stanley
6.00% 2/20/40	668,580	759,320	2.75% 5/19/22	260,000	263,834
6.00% 4/20/46	195,499	215,953	3.407% (LIBOR03M + 1.22%)
6.50% 6/20/39	548,777	631,572	5/8/24 •	6,010,000	6,096,603
Total Agency Mortgage-Backed			3.737% 4/24/24 µ	1,045,000	1,091,869
Securities (cost $214,525,847)		218,784,119	5.00% 11/24/25	600,000	672,796
			5.50% 1/26/20	4,605,000	4,654,854
Corporate Bonds - 34.16%			PNC Bank
Banking - 15.07%			2.444% (LIBOR03M + 0.31%)
Banco Santander 3.50% 4/11/22	3,800,000	3,901,393	6/10/21 •	10,125,000	10,137,660
Bank of America			2.70% 11/1/22	505,000	512,511
3.194% 7/23/30 µ	2,340,000	2,417,745	PNC Financial Services Group
3.458% 3/15/25 µ	1,710,000	1,785,170	2.60% 7/23/26	2,400,000	2,432,134
5.625% 7/1/20	7,475,000	7,676,275	Regions Financial
Bank of Montreal 3.10% 4/13/21	3,170,000	3,224,941	2.75% 8/14/22	1,090,000	1,107,114
BB&T			3.80% 8/14/23	1,975,000	2,084,773
2.50% 8/1/24	1,357,000	1,368,854	Royal Bank of Scotland Group
3.75% 12/6/23	4,600,000	4,870,940
			8.625%µy	2,095,000	2,248,668
BBVA USA 2.875% 6/29/22	7,155,000	7,254,331
			Santander UK
Branch Banking & Trust
			2.125% 11/3/20	3,250,000	3,248,781
2.636% 9/17/29 µ	2,964,000	2,946,894	144A 5.00% 11/7/23 #	1,610,000	1,712,160

NQ-VIP- 862 [9/19] 11/19 (1005299) Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Communications (continued)
SunTrust Bank 2.80% 5/17/22	8,080,000	$8,233,509	GTP Acquisition Partners I 144A
Toronto-Dominion Bank 2.25% 11/5/19 .	6,935,000	6,935,649	2.35% 6/15/20 #	1,080,000	$ 1,079,720
UBS Group Funding Switzerland			Sprint Spectrum 144A
144A 2.65% 2/1/22 #	1,795,000	1,811,653	4.738% 3/20/25 #	1,745,000	1,859,315
144A 3.00% 4/15/21 #	5,915,000	5,987,552	Time Warner Entertainment
6.875%µy	390,000	405,623	8.375% 3/15/23	8,635,000	10,229,967
US Bancorp 3.375% 2/5/24	2,330,000	2,454,047	Walt Disney 1.75% 8/30/24	1,480,000	1,466,613
US Bank					41,301,236
2.05% 10/23/20	14,455,000	14,476,774
3.40% 7/24/23	1,340,000	1,405,317	Consumer Cyclical - 0.53%
USB Capital IX 3.50% (LIBOR03M +			Ford Motor Credit 3.336% 3/18/21	720,000	723,548
1.02%) y•	2,220,000	1,895,924	General Motors Financial
			3.45% 4/10/22	2,145,000	2,181,745
Zions Bancorp 3.35% 3/4/22	775,000	793,645
			4.15% 6/19/23	1,290,000	1,342,295
		202,193,503	5.10% 1/17/24	2,680,000	2,883,438
Basic Industry - 0.50%					7,131,026
Georgia-Pacific 144A 5.40% 11/1/20 #	2,365,000	2,446,758
			Consumer Non-Cyclical - 2.17%
Sherwin-Williams 2.95% 8/15/29	1,890,000	1,898,542
			Alcon Finance 144A 2.75% 9/23/26 #	4,665,000	4,710,432
Syngenta Finance
			Anheuser-Busch InBev Worldwide
144A 3.933% 4/23/21 #	1,445,000	1,471,847
144A 4.441% 4/24/23 #	845,000	883,661	3.65% 2/1/26	1,835,000	1,967,713
			Bristol-Myers Squibb 144A
		6,700,808
			2.90% 7/26/24 #	5,320,000	5,493,177
Capital Goods - 1.60%			Cigna
3M 2.00% 2/14/25	1,825,000	1,815,189	3.193% (LIBOR03M + 0.89%)
General Electric			7/15/23 •	6,130,000	6,147,055
2.667% (LIBOR03M + 0.38%)			3.75% 7/15/23	1,630,000	1,706,111
5/5/26 •	305,000	274,857	CVS Health 3.35% 3/9/21	2,547,000	2,589,105
2.70% 10/9/22	1,430,000	1,434,218	Keurig Dr Pepper 3.551% 5/25/21	2,550,000	2,607,119
L3Harris Technologies 144A			Molson Coors Brewing 2.10% 7/15/21	3,845,000	3,845,841
3.85% 6/15/23 #	970,000	1,022,693			29,066,553
Roper Technologies
2.35% 9/15/24	4,930,000	4,937,132	Electric - 4.98%
2.95% 9/15/29	440,000	442,106	AEP Texas 2.40% 10/1/22	5,720,000	5,747,137
United Technologies			Arizona Public Service 2.20% 1/15/20	8,255,000	8,254,028
2.30% 5/4/22	6,550,000	6,597,830	CenterPoint Energy 3.85% 2/1/24	2,970,000	3,136,118
3.65% 8/16/23	485,000	513,346	Cleveland Electric Illuminating
Waste Management 2.95% 6/15/24	4,330,000	4,480,164	5.50% 8/15/24	4,805,000	5,501,411
		21,517,535	DTE Energy 2.40% 12/1/19	2,350,000	2,350,224
			Duke Energy
Communications - 3.08%			1.80% 9/1/21	3,140,000	3,126,837
American Tower Trust #1 144A			4.875%µy	2,660,000	2,725,502
3.07% 3/15/23 #	1,575,000	1,601,693	Entergy 4.00% 7/15/22	3,797,000	3,964,439
AT&T 3.312% (LIBOR03M + 1.18%)			Entergy Louisiana 4.05% 9/1/23	480,000	513,649
6/12/24 •	5,055,000	5,150,976	Evergy 2.90% 9/15/29	715,000	711,001
Comcast 2.933% (LIBOR03M + 0.63%)			Exelon 2.85% 6/15/20	3,500,000	3,515,030
4/15/24 •	6,500,000	6,544,730	Exelon Generation 4.25% 6/15/22	1,675,000	1,754,507
Crown Castle International			Fortis 2.10% 10/4/21	3,715,000	3,703,737
5.25% 1/15/23	2,095,000	2,287,238	IPALCO Enterprises 3.45% 7/15/20	4,765,000	4,794,084
Fox			Nevada Power 2.75% 4/15/20	2,110,000	2,119,136
144A 3.666% 1/25/22 #	6,580,000	6,796,316	NextEra Energy Capital Holdings
144A 4.03% 1/25/24 #	4,025,000	4,284,668	3.15% 4/1/24	4,045,000	4,181,392
			NRG Energy 144A 3.75% 6/15/24 #	3,960,000	4,078,749

NQ-VIP- 862 [9/19] 11/19 (1005299) Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Electric (continued)			Technology (continued)
NV Energy 6.25% 11/15/20	2,350,000$	2,454,934	Micron Technology 4.185% 2/15/27	2,275,000	$2,343,733
Vistra Operations 144A 3.55% 7/15/24 # .	4,230,000	4,263,108	NXP 144A 4.875% 3/1/24 #	6,825,000	7,408,591
		66,895,023			23,297,400
Energy - 2.49%			Total Corporate Bonds
Continental Resources 3.80% 6/1/24	2,915,000	2,973,842	(cost $452,208,460)		458,367,583
Enbridge Energy Partners
4.375% 10/15/20	1,095,000	1,118,078	Non-Agency Asset-Backed
5.20% 3/15/20	225,000	227,853	Securities - 25.08%
Exxon Mobil 2.019% 8/16/24	5,330,000	5,371,940	American Express Credit Account Master
Marathon Oil 2.80% 11/1/22	2,310,000	2,325,205	Trust
Occidental Petroleum			Series 2017-2 A 2.478% (LIBOR01M +
2.90% 8/15/24	3,435,000	3,464,931	0.45%) 9/16/24 •	10,260,000	10,284,039
3.50% 8/15/29	1,210,000	1,229,564	Series 2017-5 A 2.408% (LIBOR01M +
ONEOK 7.50% 9/1/23	4,745,000	5,555,301	0.38%) 2/18/25 •	2,425,000	2,429,630
Sabine Pass Liquefaction			Series 2017-8 A 2.148% (LIBOR01M +
5.75% 5/15/24	4,505,000	5,024,741	0.12%, Floor 0.12%) 5/16/22 •	3,920,000	3,919,997
Schlumberger Holdings 144A			Series 2018-5 A 2.368% (LIBOR01M +
3.75% 5/1/24 #	5,865,000	6,181,249	0.34%) 12/15/25 •	13,040,000	13,057,612
		33,472,704	Series 2018-7 A 2.388% (LIBOR01M +
Finance Companies - 1.30%			0.36%) 2/17/26 •	5,650,000	5,641,901
Aviation Capital Group			Series 2018-9 A 2.408% (LIBOR01M +
144A 2.875% 1/20/22 #	5,430,000	5,453,936	0.38%) 4/15/26 •	3,800,000	3,798,107
144A 4.375% 1/30/24 #	335,000	353,029	Series 2019-2 A 2.67% 11/15/24	8,000,000	8,160,385
Avolon Holdings Funding			ARI Fleet Lease Trust
144A 3.95% 7/1/24 #	3,485,000	3,578,921	Series 2018-B A2 144A
144A 4.375% 5/1/26 #	620,000	641,793	3.22% 8/16/27 #	7,594,993	7,661,212
International Lease Finance			BA Credit Card Trust
8.625% 1/15/22	6,480,000	7,357,159	Series 2017-A1 A1 1.95% 8/15/22	6,430,000	6,426,147
		17,384,838	Series 2018-A3 A3 3.10% 12/15/23	1,760,000	1,798,137
Insurance - 0.56%			Barclays Dryrock Issuance Trust
AXA Equitable Holdings 3.90% 4/20/23	1,985,000	2,076,979	Series 2017-1 A 2.358% (LIBOR01M +
UnitedHealth Group			0.33%, Floor 0.33%) 3/15/23 •	6,410,000	6,416,190
2.375% 8/15/24	4,150,000	4,179,481	BMW Floorplan Master Owner Trust
3.50% 2/15/24	1,225,000	1,289,924	Series 2018-1 A2 144A 2.348%
		7,546,384	(LIBOR01M + 0.32%) 5/15/23 #•	2,200,000	2,200,643
Natural Gas - 0.14%			Cabela’s Credit Card Master Note Trust
NiSource 5.65%µy	1,850,000	1,860,573	Series 2015-1A A1 2.26% 3/15/23	5,805,000	5,807,101
		1,860,573	CarMax Auto Owner Trust
Technology - 1.74%			Series 2018-1 A2B 2.178%
Apple 2.20% 9/11/29	4,115,000	4,045,510	(LIBOR01M + 0.15%) 5/17/21 •	662,299	662,179
Global Payments			Chase Issuance Trust
2.65% 2/15/25	2,055,000	2,066,270	Series 2015-A4 A4 1.84% 4/15/22	7,895,000	7,886,532
3.20% 8/15/29	1,440,000	1,461,551	Series 2016-A3 A3 2.578%
International Business Machines			(LIBOR01M + 0.55%) 6/15/23 •	15,735,000	15,838,368
3.00% 5/15/24	2,260,000	2,340,180	Series 2016-A4 A4 1.49% 7/15/22	754,000	751,082
Microchip Technology			Series 2017-A1 A 2.328% (LIBOR01M
3.922% 6/1/21	1,240,000	1,266,967	+ 0.30%) 1/15/22 •	3,440,000	3,441,886
4.333% 6/1/23	2,250,000	2,364,598	Series 2017-A2 A 2.428% (LIBOR01M
			+ 0.40%) 3/15/24 •	4,555,000	4,586,006

NQ-VIP- 862 [9/19] 11/19 (1005299) Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Non-Agency Asset-Backed
Securities (continued)			Securities (continued)
Chase Issuance Trust			GMF Floorplan Owner Revolving Trust
Series 2018-A1 A1 2.228%			Series 2017-1 A1 144A
(LIBOR01M + 0.20%) 4/17/23 •	5,240,000	$5,244,118	2.22% 1/18/22 #	2,150,000	$2,149,391
Chesapeake Funding II			Series 2017-1 A2 144A 2.598%
Series 2017-2A A2 144A 2.478%			(LIBOR01M + 0.57%) 1/18/22 #•	500,000	500,500
(LIBOR01M + 0.45%, Floor 0.45%)			Great American Auto Leasing
5/15/29 #•	1,471,670	1,470,786	Series 2019-1 A2 144A
Series 2017-4A A2 144A 2.368%			2.97% 6/15/21 #	4,500,000	4,519,674
(LIBOR01M + 0.34%) 11/15/29 #•	2,787,190	2,785,008	HOA Funding
Citibank Credit Card Issuance Trust			Series 2014-1A A2 144A
Series 2016-A3 A3 2.532%			4.846% 8/20/44 #	328,500	330,136
(LIBOR01M + 0.49%) 12/7/23 •	15,395,000	15,484,676	Hyundai Auto Lease Securitization Trust
Series 2017-A5 A5 2.666%			Series 2017-C A3 144A
(LIBOR01M + 0.62%, Floor 0.62%)			2.12% 2/16/21 #	1,715,467	1,715,155
4/22/26 •	1,000,000	1,007,387	Series 2018-A A3 144A
Series 2017-A7 A7 2.412%			2.81% 4/15/21 #	1,300,000	1,304,405
(LIBOR01M + 0.37%) 8/8/24 •	19,325,000	19,367,353	Invitation Homes Trust
Series 2018-A1 A1 2.49% 1/20/23	1,485,000	1,495,932	Series 2018-SFR1 A 144A 2.725%
Series 2018-A2 A2 2.374%			(LIBOR01M + 0.70%) 3/17/37 #•	3,284,956	3,244,275
(LIBOR01M + 0.33%) 1/20/25 •	10,455,000	10,468,718	John Deere Owner Trust
Series 2018-A4 A4 2.382%			Series 2019-B A2 2.28% 5/16/22	3,700,000	3,708,479
(LIBOR01M + 0.34%) 6/7/25 •	1,990,000	1,989,209	Mercedes-Benz Auto Lease Trust
CNH Equipment Trust			Series 2018-B A2 3.04% 12/15/20	2,584,008	2,588,972
Series 2019-A A2 2.96% 5/16/22	5,600,000	5,626,887	Mercedes-Benz Master Owner Trust
Discover Card Execution Note Trust			Series 2017-BA A 144A 2.448%
Series 2017-A7 A7 2.388%			(LIBOR01M + 0.42%) 5/16/22 #•	7,080,000	7,089,015
(LIBOR01M + 0.36%) 4/15/25 •	10,490,000	10,474,383	Series 2018-BA A 144A 2.368%
Series 2018-A2 A2 2.358%			(LIBOR01M + 0.34%) 5/15/23 #•	2,400,000	2,400,359
(LIBOR01M + 0.33%) 8/15/25 •	9,375,000	9,338,050	MMAF Equipment Finance
Series 2018-A3 A3 2.258%			Series 2015-AA A5 144A
(LIBOR01M + 0.23%, Floor 0.23%)			2.49% 2/19/36 #	1,476,061	1,485,909
12/15/23 •	6,920,000	6,914,120	Navistar Financial Dealer Note Master
Enterprise Fleet Financing			Owner Trust II
Series 2017-2 A2 144A			Series 2018-1 A 144A 2.648%
1.97% 1/20/23 #	3,729,416	3,726,014	(LIBOR01M + 0.63%, Floor 0.63%)
Ford Credit Auto Lease Trust			9/25/23 #•	600,000	600,739
Series 2019-B A2A 2.28% 2/15/22	4,650,000	4,659,166	Nissan Master Owner Trust Receivables
Ford Credit Auto Owner Trust			Series 2017-B A 2.458% (LIBOR01M +
Series 2017-A A3 1.67% 6/15/21	2,385,003	2,381,381	0.43%) 4/18/22 •	2,170,000	2,173,184
Series 2017-C A3 2.01% 3/15/22	1,930,924	1,930,298	Series 2017-C A 2.348% (LIBOR01M +
Ford Credit Floorplan Master Owner			0.32%) 10/17/22 •	3,720,000	3,721,104
Trust A			PFS Financing
Series 2017-1 A2 2.448% (LIBOR01M			Series 2018-A A 144A 2.428%
+ 0.42%) 5/15/22 •	425,000	425,200	(LIBOR01M + 0.40%) 2/17/22 #•	610,000	610,111
Series 2017-2 A2 2.378% (LIBOR01M			Series 2018-C A 144A 2.508%
+ 0.35%, Floor 0.62%) 9/15/22 •	17,200,000	17,213,272	(LIBOR01M + 0.48%) 4/15/22 #•	2,900,000	2,901,940
Series 2018-1 A2 2.308% (LIBOR01M			Series 2018-E A 144A 2.478%
+ 0.28%) 5/15/23 •	1,725,000	1,723,632	(LIBOR01M + 0.45%) 10/17/22 #•	3,090,000	3,090,501

NQ-VIP- 862 [9/19] 11/19 (1005299) Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Non-Agency Collateralized Mortgage
Securities (continued)			Obligations - 0.44%
Popular ABS Mortgage Pass Through			Galton Funding Mortgage Trust
Trust			Series 2018-1 A43 144A
Series 2006-C A4 2.268% (LIBOR01M			3.50% 11/25/57 #•	421,386	$426,614
+ 0.25%, Cap 14.00%, Floor 0.25%)			JPMorgan Mortgage Trust
7/25/36 ◆•	496,645	$494,928	Series 2014-IVR6 2A4 144A
Tesla Auto Lease Trust			2.50% 7/25/44 #•	650,000	649,217
Series 2018-B A 144A			Sequoia Mortgage Trust
3.71% 8/20/21 #	3,847,044	3,908,954	Series 2014-2 A4 144A
Towd Point Mortgage Trust			3.50% 7/25/44 #•	317,534	322,940
Series 2015-5 A1B 144A			Series 2017-4 A1 144A
2.75% 5/25/55 #•	398,700	400,090	3.50% 7/25/47 #•	432,986	439,904
Series 2015-6 A1B 144A			Silverstone Master Issuer
2.75% 4/25/55 #•	472,260	472,965	Series 2018-1A 1A 144A 2.668%
Toyota Auto Receivables Owner Trust			(LIBOR03M + 0.39%) 1/21/70 #•	4,070,000	4,056,468
Series 2018-A A2B 2.098%			Total Non-Agency Collateralized
(LIBOR01M + 0.07%) 10/15/20 •	809,921	809,920	Mortgage Obligations
Series 2018-C A2B 2.148%			(cost $5,887,168)		5,895,143
(LIBOR01M + 0.12%) 8/16/21 •	1,550,141	1,550,196
Trafigura Securitisation Finance			Non-Agency Commercial
Series 2017-1A A1 144A 2.878%			Mortgage-Backed Security - 0.03%
(LIBOR01M + 0.85%) 12/15/20 #•	7,415,000	7,426,471	LB-UBS Commercial Mortgage Trust
Series 2018-1A A1 144A 2.758%			Series 2006-C6 AJ 5.452% 9/15/39 •	677,856	394,776
(LIBOR01M + 0.73%) 3/15/22 #•	250,000	249,259	Total Non-Agency Commercial
Verizon Owner Trust			Mortgage-Backed Security
Series 2016-2A A 144A			(cost $718,851)		394,776
1.68% 5/20/21 #	1,584,442	1,583,558
Series 2017-1A A 144A			Sovereign Bond - 1.05%
2.06% 9/20/21 #	2,186,673	2,186,046	Japan - 1.05%
Series 2017-3A A1A 144A			Japan Bank for International Cooperation
2.06% 4/20/22 #	6,000,000	5,998,648	2.702% (LIBOR03M + 0.57%)
Series 2017-3A A1B 144A 2.314%			2/24/20 •	14,030,000	14,058,328
(LIBOR01M + 0.27%) 4/20/22 #•	9,825,000	9,826,963	Total Sovereign Bond
Series 2019-A A1A 2.93% 9/20/23	3,445,000	3,507,252	(cost $14,136,025)		14,058,328
Series 2019-B A1B 2.494%
			Supranational Banks - 2.77%
(LIBOR01M + 0.45%) 12/20/23 •	1,500,000	1,500,656	Inter-American Development Bank
Volkswagen Auto Loan Enhanced Trust
			2.042% (LIBOR01M + 0.00%)
Series 2018-1 A2B 2.224%
			10/9/20 •	10,530,000	10,525,377
(LIBOR01M + 0.18%) 7/20/21 •	576,710	576,738	International Bank for Reconstruction &
Volvo Financial Equipment Master Owner
			Development
Trust			2.20% 9/23/22	13,310,000	13,322,042
Series 2017-A A 144A 2.528%			2.225% 9/6/22	13,400,000	13,367,063
(LIBOR01M + 0.50%) 11/15/22 #•	15,000,000	15,028,439	Total Supranational Banks
Wheels SPV 2			(cost $37,227,860)		37,214,482
Series 2018-1A A2 144A
3.06% 4/20/27 #	2,364,458	2,377,402	US Treasury Obligations - 12.60%
Total Non-Agency Asset-Backed			US Treasury Notes
Securities			1.50% 9/30/24	2,110,000	2,105,178
(cost $336,206,102)		336,525,078	1.625% 8/15/29	85,000	84,641
			1.75% 6/30/24	139,915,000	141,136,528
			2.25% 3/31/21	320,000	322,388

NQ-VIP- 862 [9/19] 11/19 (1005299) Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Number of	Value
	amount°	(US $)		shares	(US $)
US Treasury Obligations (continued)			Short-Term Investments (continued)
US Treasury Notes			Money Market Mutual Funds (continued)
2.375% 5/15/29	23,945,000	$25,438,756	GS Financial Square Government Fund -
Total US Treasury Obligations			Institutional Shares (seven-day
(cost $168,180,588)		169,087,491	effective yield 1.86%)	2,278,830	$2,278,830
			Morgan Stanley Government Portfolio -
	Number of		Institutional Share Class (seven-day
	shares		effective yield 1.85%)	2,278,831	2,278,831
Preferred Stock - 0.20%			State Street Institutional US Government
Morgan Stanley 5.55% µ	2,500,000	2,535,200	Money Market Fund - Investor Class
USB Realty 144A 3.45% (LIBOR03M +			(seven-day effective yield 1.80%)	2,278,831	2,278,831
1.147%)#•	200,000	171,304			11,394,152
Total Preferred Stock				Principal
(cost $2,655,000)		2,706,504		amount°
			US Treasury Obligations - 5.47% ≠
Short-Term Investments - 6.32%			US Treasury Bills
Money Market Mutual Funds - 0.85%			1.00% 11/30/19	5,290,000	5,280,952
BlackRock FedFund - Institutional			1.25% 1/31/20	68,275,000	68,128,318
Shares (seven-day effective yield					73,409,270
1.86%)	2,278,830	2,278,830	Total Short-Term Investments
Fidelity Investments Money Market
			(cost $84,773,793)		84,803,422
Government Portfolio - Class I
(seven-day effective yield 1.86%)	2,278,830	2,278,830

Total Value of Securities - 99.74%
(cost $1,327,104,288)					1,338,459,302
Receivables and Other Assets Net of Liabilities - 0.26%					3,529,482
Net Assets Applicable to 137,319,482 Shares Outstanding - 100.00%					$1,341,988,784

#  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2019, the aggregate value of Rule 144A securities was $190,488,682, which rpresents 14.19% of the Series’ net assets.
◆ PassThroughAgreement. Securityrepresentsthecontractualrighttoreceiveaproportionateamountofunderlyingpaymentsduetothecounterpartypursuanttovariousagreements
    related to the rescheduling of obligations and the exchange of certain notes.
`   The rate shown is the effective yield at the time of purchase.
°   Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ   Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2019. Rate will reset at a future date.
y   No contractual maturity date.
•   Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ARM - Adjustable Rate Mortgage
BA - Bank of America
FDIC - Federal Deposit Insurance Corporation
FREMF - Freddie Mac Multifamily
GNMA - Government National Mortgage Association
GS - Goldman Sachs
H15T1Y - US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE - Intercontinental Exchange
LB - Lehman Brothers

NQ-VIP- 862 [9/19] 11/19 (1005299) Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations (continued):
LIBOR - London Interbank Exchange
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
LIBOR12M - ICE LIBOR USD 1 Year
NCUA - National Credit Union Administration
REMIC - Real Estate Mortgage Investment Conduit
S. F. - Single Family
USD - US Dollar
yr - Year

NQ-VIP- 862 [9/19] 11/19 (1005299) Limited-Term Diversified Income Series-8